Goodwill and Intangible Assets Intangibles (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	1 year 8 months 13 days
Gross Carrying Amount	$ 69,703	$ 124,032
Accumulated Amortization	59,453	67,477
Impairment of Intangible Assets, Finite-lived	33,742	0	$ 0
Impairment of Long-Lived Assets Held-for-use	0
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	69,325	116,168
Accumulated Amortization	59,075	64,822
Trade name
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	378	7,864
Accumulated Amortization	$ 378	$ 2,655